Vessels and Other Fixed Assets, Net (Details) $ in Thousands			1 Months Ended			2 Months Ended				3 Months Ended				5 Months Ended			6 Months Ended					12 Months Ended
	Jan. 08, 2015 USD ($)	Aug. 19, 2014 USD ($) shares	Feb. 09, 2015	Feb. 04, 2015	Jan. 21, 2015	Mar. 12, 2015	Feb. 27, 2015 USD ($)	Mar. 07, 2014	Feb. 13, 2014	Apr. 07, 2015	Apr. 02, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 25, 2015	Jun. 04, 2015	May. 28, 2015 USD ($)	May. 27, 2015 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 26, 2015	Jun. 23, 2015	Jun. 17, 2015	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Jan. 24, 2014 USD ($)
Vessels [Line Items]
Payments to acquire property plant and equipment																	$ 317,538				$ 74,267
Loss on sale of vessel																	13,389				0
Vessel impairment loss																	$ 28,829				$ 0
Star Vega
Vessels [Line Items]
Delivery date									Feb. 13, 2014
DWT																	98,681
Star Sirius
Vessels [Line Items]
Delivery date								Mar. 07, 2014
DWT																	98,681
Star Sirius and Star Vega
Vessels [Line Items]
Contracted sale / purchase price																							$ 60,000
Gross daily charter rate																	$ 15
Brokerage commission																	1.25%
Indomitable
Vessels [Line Items]
Delivery date	Jan. 08, 2015
DWT																	182,476
Payments to acquire property plant and equipment																						$ 34,942
Honey Badger and Wolverine
Vessels [Line Items]
Delivery date							Feb. 27, 2015
Honey Badger
Vessels [Line Items]
DWT																	61,297
Payments to acquire property plant and equipment							$ 19,422
Wolverine
Vessels [Line Items]
DWT																	61,297
Payments to acquire property plant and equipment							19,422
Idee Fixe
Vessels [Line Items]
Delivery date													Mar. 25, 2015
DWT																	63,458
Roberta
Vessels [Line Items]
Delivery date												Mar. 31, 2015
DWT																	63,426
Laura
Vessels [Line Items]
Delivery date										Apr. 07, 2015
DWT																	63,399
Kaley
Vessels [Line Items]
Delivery date																		Jun. 26, 2015
DWT																	63,283
Gargantua
Vessels [Line Items]
Delivery date											Apr. 02, 2015
DWT																	209,529
Payments to acquire property plant and equipment											$ 37,682
Deep Blue
Vessels [Line Items]
Delivery date																May 27, 2015
DWT																	182,608
Payments to acquire property plant and equipment																$ 34,982
Star Nina, Star Nicole, Star Claudia, Star Monisha, Rodon and Star Jennifer
Vessels [Line Items]
Shares to acquire vessels | shares																	4,257,887
Payments to acquire property plant and equipment																	$ 39,475
Star Julia
Vessels [Line Items]
Delivery date				Feb. 04, 2015
Star Tatianna
Vessels [Line Items]
Delivery date			Feb. 09, 2015
Rodon
Vessels [Line Items]
Delivery date						Mar. 12, 2015
Star Monika
Vessels [Line Items]
Delivery date										Apr. 07, 2015
Assets held for sale - impairment loss												$ 1,080
Star Kim
Vessels [Line Items]
Delivery date					Jan. 21, 2015
Star Big
Vessels [Line Items]
Delivery date														Jun. 04, 2015
Star Christianna
Vessels [Line Items]
Delivery date																			Jun. 23, 2015
Star Mega
Vessels [Line Items]
Delivery date																				Jun. 17, 2015
Maiden Voyage
Vessels [Line Items]
DWT																	58,722				58,722
Vessel impairment loss															$ 8,282
New Yangzijiang Vessels
Vessels [Line Items]
DWT																	64,000
Number of vessels																	4
Vessel purchase price obligation																	$ 6,000
Interest and finance costs																	872
Vessels and other fixed assets, net																	123,210
Accumulated amortization																	842
BNP $32,480 Facility | Indomitable
Vessels [Line Items]
Amount drawn down	$ 32,480
Sinosure Facility | Honey Badger and Wolverine
Vessels [Line Items]
Amount drawn down							$ 38,162
DNB-SEB-CEXIM $227,500 Facility | Gargantua
Vessels [Line Items]
Amount drawn down											$ 32,400
DVB $31,000 Deep Blue Facility
Vessels [Line Items]
Amount drawn down																28,680
DVB $31,000 Deep Blue Facility | Deep Blue
Vessels [Line Items]
Amount drawn down																$ 28,680
Excel Vessel CiT Facility | Star Julia, Star Tatianna, Star Monika and Star Kim
Vessels [Line Items]
Prepayments of lines of credit																	$ 18,181
Impairment charge, Fair value adjustment portion | Maiden Voyage
Vessels [Line Items]
Vessel impairment loss															$ 4,411
Definite Agreements with Excel Maritime Carriers Ltd
Vessels [Line Items]
Vessels Acquired		34
Shares to acquire vessels | shares		29,917,312															4,257,887
Payments to acquire property plant and equipment		$ 288,391
Financed by New Yangzijiang owner | New Yangzijiang Vessels
Vessels [Line Items]
Payments to acquire equipment on lease																	$ 20,680